Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	XL Fleet Corp.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On January 14, 2021, XL Fleet Corp. (“XL Fleet,” the “Company,” “we,” “us,” or “our”) filed a registration statement with the Securities and Exchange Commission (the “SEC”), on Form S-1 (File No. 333-252089) (the “Registration Statement”). The Registration Statement, as amended, was declared effective by the SEC on January 22, 2021. The prospectus dated January 22, 2021, which forms a part of the Registration Statement (as supplemented to date, the “Prospectus”) related to (1) the issuance by us of up to an aggregate of 11,900,000 shares of our common stock, $0.0001 par value per share (“Common Stock”), which consists of (i) up to 4,233,333 shares of Common Stock that are issuable upon the exercise of 4,233,333 warrants (the “Private Placement Warrants”) originally issued in a private placement in connection with the initial public offering of our predecessor company, Pivotal Investment Corporation II (“Pivotal”), and (ii) up to 7,666,667 shares of Common Stock that are issuable upon the exercise of 7,666,667 warrants originally issued in the initial public offering of Pivotal (the “Public Warrants”), and (2) the offer and sale from time to time by the selling securityholders named in the Prospectus (the “Selling Securityholders”) of (A) up to 48,083,495 shares of Common Stock, including (i) 15,000,000 shares of Common Stock originally issued in a private placement at the closing of the Business Combination (as defined below), (ii) 21,504,622 shares of Common Stock issued to directors, officers and affiliates of Legacy XL (as defined below) pursuant to the Merger Agreement (as defined below) in connection with the Business Combination, (iii) 5,750,000 shares of Common Stock issued upon conversion of shares held by Pivotal Investment Corporation II (the “Sponsor”) and certain affiliates of Pivotal in connection with the Business Combination, (iv) up to 4,233,333 shares of Common Stock that are issuable upon the exercise of the Private Placement Warrants, and (v) up to 1,595,540 shares issued or issuable upon the exercise of Legacy XL warrants (the “Legacy XL Warrants”) assumed by us in connection with the Business Combination, and (B) up to 4,233,333 Private Placement Warrants.On March 31, 2021, we filed our Annual Report on Form 10-K for the fiscal year ended December 31, 2020 (the “Original Filing”). On May 17, 2021, we filed an Annual Report on Form 10-K/A (the “Amendment No. 1”) for purposes of restating the consolidated financial statements and related information set forth in the Original Filing due to the reasons stated below.This post-effective amendment (the “POSAM”) is being filed to (i) withdraw and remove from registration the shares of Common Stock to be issued upon exercise of the Public Warrants that were registered on the Registration Statement and which Public Warrants are no longer outstanding as described below, (ii) include information from the Amendment No. 1 for the year ended December 31, 2020 and (iii) update certain other information in the Registration Statement.No additional securities are being registered under this POSAM and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001772720
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE